Leases (Tables)	12 Months Ended
Dec. 31, 2022
Leases
Schedule of information related to operating leases

	As of December 31,
	2021	2022	2022
			US$
	RMB	RMB	Note 2(e)
Operating lease right-of-use assets, net	648,283	—	—

Operating lease liabilities-non-current	289,837	—	—
Operating lease liabilities-current	291,670	—	—
Total operating lease liabilities	581,507	—	—

Weighted average remaining lease term	3.1 years	—	—
Weighted average discount rate	5.59%	—	—

Schedule of components of lease expenses

	As of December 31,
	2020	2021	2022	2022
				US$
	RMB	RMB	RMB	Note 2(e)
Operating lease cost	355,661	372,136	187,465	27,180
Short-term lease cost	43,218	76,548	27,361	3,967
Total	398,879	448,684	214,826	31,147

Schedule of supplemental cash flow information operating related to leases

	For the year ended December 31,
	2020	2021	2022	2022
				US$
	RMB	RMB	RMB	Note 2(e)
Cash payments for operating leases	341,318	402,497	141,354	20,494
Right-of-use assets obtained in exchange for operating lease liabilities	170,273	532,780	—	—